Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash at bank and on hand (note (a))	$ 87,828	$ 85,990
Bank deposits maturing in three months or less (note (a))	147,802	35,167
Cash and cash equivalents	$ 235,630	$ 121,157
Bank deposits | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	1.12%	2.15%
US$
Cash and Cash Equivalents
Cash and cash equivalents	$ 164,201	$ 84,911
RMB
Cash and Cash Equivalents
Cash and cash equivalents	64,258	27,768
UK Pound Sterling ("")
Cash and Cash Equivalents
Cash and cash equivalents	954	335
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	5,907	$ 8,143
Euro
Cash and Cash Equivalents
Cash and cash equivalents	$ 310